REAL ESTATE INVESTMENTS, NET - Summary of Real Estate Properties (Q3) (Details) - USD ($)	Sep. 30, 2021	Jul. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Land, Buildings and Improvements	$ 347,624,896		$ 337,755,793
Tenant origination and absorption costs	23,784,332		23,792,057	$ 27,266,610
Accumulated Depreciation and Amortization	(41,720,011)		(32,091,211)	(20,411,794)
Total investments in real estate property, net	329,689,217		329,456,639	$ 403,535,694
Accredo Health | Office
Real Estate [Line Items]
Land, Buildings and Improvements	9,855,847		9,855,847
Tenant origination and absorption costs	1,269,350		1,269,351
Accumulated Depreciation and Amortization	(2,506,329)		(2,221,380)
Total investments in real estate property, net	8,618,868		8,903,818
Dollar General One | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,281,812
Tenant origination and absorption costs	116,302
Accumulated Depreciation and Amortization	(196,188)
Total investments in real estate property, net	1,201,926
Dollar General Two | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,543,776
Tenant origination and absorption costs	140,653
Accumulated Depreciation and Amortization	(251,079)
Total investments in real estate property, net	1,433,350
Dollar General Three | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,199,860
Tenant origination and absorption costs	106,730
Accumulated Depreciation and Amortization	(188,502)
Total investments in real estate property, net	1,118,088
Dollar General Four | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,174,188
Tenant origination and absorption costs	111,847
Accumulated Depreciation and Amortization	(180,730)
Total investments in real estate property, net	1,105,305
Dollar General Five | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,112,872
Tenant origination and absorption costs	100,857
Accumulated Depreciation and Amortization	(185,485)
Total investments in real estate property, net	1,028,244
Dollar General Six | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,102,086
Tenant origination and absorption costs	86,408
Accumulated Depreciation and Amortization	(180,218)
Total investments in real estate property, net	1,008,276
Northrop Grumman | Office
Real Estate [Line Items]
Land, Buildings and Improvements	12,382,991
Tenant origination and absorption costs	1,469,737
Accumulated Depreciation and Amortization	(3,466,555)
Total investments in real estate property, net	10,386,173
exp US Services | Office
Real Estate [Line Items]
Land, Buildings and Improvements	6,056,668		6,056,668
Tenant origination and absorption costs	388,248		388,248
Accumulated Depreciation and Amortization	(1,001,253)		(833,278)
Total investments in real estate property, net	5,443,663		5,611,638
Harley | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	12,947,054
Tenant origination and absorption costs	0
Accumulated Depreciation and Amortization	(1,281,445)
Total investments in real estate property, net	11,665,609
Wyndham | Office
Real Estate [Line Items]
Land, Buildings and Improvements	10,406,483		10,406,483
Tenant origination and absorption costs	669,232		669,232
Accumulated Depreciation and Amortization	(1,436,091)		(1,170,222)
Total investments in real estate property, net	9,639,624		9,905,493
Williams Sonoma | Office
Real Estate [Line Items]
Land, Buildings and Improvements	8,079,612		8,079,612
Tenant origination and absorption costs	550,486		550,486
Accumulated Depreciation and Amortization	(1,292,121)		(1,058,455)
Total investments in real estate property, net	7,337,977		7,571,643
Omnicare | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	7,275,115		7,262,747
Tenant origination and absorption costs	281,442		281,442
Accumulated Depreciation and Amortization	(1,016,164)		(832,474)
Total investments in real estate property, net	6,540,393		6,711,715
EMCOR | Office
Real Estate [Line Items]
Land, Buildings and Improvements	5,960,610		5,960,610
Tenant origination and absorption costs	463,488		463,488
Accumulated Depreciation and Amortization	(738,712)		(604,163)
Total investments in real estate property, net	5,685,386		5,819,935
Husqvarna | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	11,840,200		11,840,200
Tenant origination and absorption costs	1,013,948		1,013,948
Accumulated Depreciation and Amortization	(1,381,471)		(1,113,651)
Total investments in real estate property, net	11,472,677		11,740,497
AvAir | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	27,357,899		27,357,900
Tenant origination and absorption costs	0		0
Accumulated Depreciation and Amortization	(2,631,689)		(2,111,134)
Total investments in real estate property, net	24,726,210		25,246,766
3M | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	14,762,819
Tenant origination and absorption costs	2,356,361
Accumulated Depreciation and Amortization	(4,410,594)
Total investments in real estate property, net	12,708,586
Cummins | Office
Real Estate [Line Items]
Land, Buildings and Improvements	14,538,528
Tenant origination and absorption costs	1,536,998
Accumulated Depreciation and Amortization	(2,759,017)
Total investments in real estate property, net	13,316,509
Northrop Grumman Parcel | Land
Real Estate [Line Items]
Land, Buildings and Improvements	329,410
Tenant origination and absorption costs	0
Accumulated Depreciation and Amortization	0
Total investments in real estate property, net	329,410
Texas Health | Office
Real Estate [Line Items]
Land, Buildings and Improvements	6,976,703		6,976,703
Tenant origination and absorption costs	713,221		713,221
Accumulated Depreciation and Amortization	(904,326)		(681,341)
Total investments in real estate property, net	6,785,598		7,008,583
Bon Secours | Office
Real Estate [Line Items]
Land, Buildings and Improvements	10,399,820		10,388,751
Tenant origination and absorption costs	800,356		800,356
Accumulated Depreciation and Amortization	(1,318,163)		(978,335)
Total investments in real estate property, net	9,882,013		10,210,772
Costco | Office
Real Estate [Line Items]
Land, Buildings and Improvements	27,330,797		27,330,797
Tenant origination and absorption costs	2,765,136		2,765,136
Accumulated Depreciation and Amortization	(3,631,336)		(2,654,329)
Total investments in real estate property, net	26,464,597		27,441,604
Taylor Fresh Foods | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	34,194,369		34,194,369
Tenant origination and absorption costs	2,894,017		2,894,017
Accumulated Depreciation and Amortization	(2,588,277)		(1,597,022)
Total investments in real estate property, net	34,500,109		35,491,364
Raising Cane's
Real Estate [Line Items]
Tenant origination and absorption costs		$ 213,997
Raising Cane's | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	3,430,224
Tenant origination and absorption costs	213,997
Accumulated Depreciation and Amortization	(24,221)
Total investments in real estate property, net	3,620,000
Levins | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	4,429,390		4,429,390
Tenant origination and absorption costs	221,927		221,927
Accumulated Depreciation and Amortization	(386,065)		(220,609)
Total investments in real estate property, net	4,265,252		4,430,708
Dollar General | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	4,899,714
Tenant origination and absorption costs	261,630
Accumulated Depreciation and Amortization	(257,482)
Total investments in real estate property, net	4,903,862
Labcorp | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	9,672,174
Tenant origination and absorption costs	408,225
Accumulated Depreciation and Amortization	(357,562)
Total investments in real estate property, net	9,722,837
GSA (MSHA) | Office
Real Estate [Line Items]
Land, Buildings and Improvements	3,112,076		3,112,076
Tenant origination and absorption costs	243,307		243,307
Accumulated Depreciation and Amortization	(242,401)		(138,515)
Total investments in real estate property, net	3,112,982		3,216,868
PreK Education property | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	12,447,287
Tenant origination and absorption costs	555,767
Accumulated Depreciation and Amortization	(1,006,332)
Total investments in real estate property, net	11,996,722
Dollar Tree | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,320,367		1,320,367
Tenant origination and absorption costs	73,298		73,298
Accumulated Depreciation and Amortization	(124,094)		(70,911)
Total investments in real estate property, net	1,269,571		1,322,754
Solar Turbines | Office
Real Estate [Line Items]
Land, Buildings and Improvements	7,133,241		7,133,241
Tenant origination and absorption costs	284,026		284,026
Accumulated Depreciation and Amortization	(561,523)		(338,232)
Total investments in real estate property, net	6,855,744		7,079,035
Wood Group | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	9,869,520		9,731,220
Tenant origination and absorption costs	539,633		466,293
Accumulated Depreciation and Amortization	(806,309)		(565,017)
Total investments in real estate property, net	9,602,844		9,632,496
ITW Rippey | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	7,071,143		7,071,143
Tenant origination and absorption costs	304,387		304,387
Accumulated Depreciation and Amortization	(532,405)		(303,219)
Total investments in real estate property, net	6,843,125		7,072,311
Dollar General, Big Spring | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	1,281,683		1,281,683
Tenant origination and absorption costs	76,351		76,351
Accumulated Depreciation and Amortization	(89,195)		(50,969)
Total investments in real estate property, net	1,268,839		1,307,065
Gap | Office
Real Estate [Line Items]
Land, Buildings and Improvements	8,407,236		8,378,276
Tenant origination and absorption costs	360,377		360,377
Accumulated Depreciation and Amortization	(839,188)		(479,306)
Total investments in real estate property, net	7,928,425		8,259,347
L3Harris | Industrial
Real Estate [Line Items]
Land, Buildings and Improvements	11,631,857
Tenant origination and absorption costs	454,035
Accumulated Depreciation and Amortization	(823,940)
Total investments in real estate property, net	11,261,952
Sutter Health | Office
Real Estate [Line Items]
Land, Buildings and Improvements	29,586,023		29,555,055
Tenant origination and absorption costs	1,616,610		1,616,610
Accumulated Depreciation and Amortization	(1,890,868)		(1,080,349)
Total investments in real estate property, net	29,311,765		$ 30,091,316
Walgreens | Retail
Real Estate [Line Items]
Land, Buildings and Improvements	5,223,442
Tenant origination and absorption costs	335,945
Accumulated Depreciation and Amortization	(232,681)
Total investments in real estate property, net	$ 5,326,706